Description of Company - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2010
Preferred Units
Description of Business [Line Items]
Initial public offering, shares sold by the company		8,110,000
Conversion of redeemable convertible preferred units into common stock	8,110,000
IPO
Description of Business [Line Items]
Initial public offering, shares amount	7,762,500
Initial public offering, price per share	$ 19.00
Initial public offering, shares sold by the company	5,512,500
Underwriters exercise of public offering overallotment shares	1,012,500
Proceeds from initial public offering	$ 93.4
Initial public offering, underwriting discounts and commissions	7.3
Other offering expenses	$ 4.0
IPO | Existing Shareholders
Description of Business [Line Items]
Initial public offering, shares amount	2,250,000